Derivative Instruments (Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 711,424,947	$ 651,438,869	$ 1,298,466,252
Long [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	623,381,797	594,608,329	1,069,608,758
Long [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	9,908,768	1,449,651	58,506,140
Long [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	3,483,270	4,514,320	18,708,435
Long [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	465,765,592	443,862,760	684,099,838
Long [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	55,860	312,778	6,012,536
Long [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	8,167,515	2,425,751	32,405,876
Long [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	2,494,206	2,068,245	5,798,787
Long [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	133,506,586	139,974,824	264,077,146
Long [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	88,043,150	56,830,540	228,857,494
Short [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	165,588,171	189,839,013	179,306,621
Short [Member] | Futures Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	63,521,177	91,966,523	113,364,695
Short [Member] | Energies [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	10,663,625	19,980,201	36,503,884
Short [Member] | Grains [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	16,076,288	9,729,741	17,339,007
Short [Member] | Interest Rates [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	7,201,812	19,265,790	29,797,825
Short [Member] | Livestock [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,364,840	1,891,970	2,708,046
Short [Member] | Metals [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	14,594,787	25,691,322	13,151,885
Short [Member] | Softs [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	1,866,875	4,421,026	7,150,901
Short [Member] | Stock Indices [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	11,752,950	10,986,473	6,713,147
Short [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Average notional amount of futures and forward currency contracts	$ 102,066,994	$ 97,872,490	$ 65,941,926